Financial Instruments (Details) € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)
Financial Instruments [Abstract]
Percentage difference between carrying value and fair market value of fixed interest long-term debt	2.40%		2.40%
Derivative asset	$ 423			$ 0
Financial Instruments [Abstract]
Unrealized gain from foreign exchange forwards	423	$ 0
Carrying Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	12,013
Fair Market Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	11,731
Foreign Currency Forward Contracts [Member]
Financial Instruments [Abstract]
Aggregate notional amount | €			€ 5,717
Derivative asset	423
Foreign Currency Forward Contracts [Member] | Not Designated as Hedging Instrument [Member] | Fair Value Hedging [Member]
Financial Instruments [Abstract]
Unrealized gain from foreign exchange forwards	$ 423